Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

Between October 1, 2017 and November 2, 2017, the Company issued 2,331,302 shares of Common Stock for the cashless exercise of 2,844,446 warrants.

Between October 1, 2017 and November 6, 2017, the Company issued 56,974,000 shares of Common Stock upon the conversion of 284,870 shares of Series B Convertible Preferred stock.

On October 4, 2017, the Company filed the Certificate of Designation with the Nevada Secretary of State. The Certificate of Designation authorized the Company to issue the shares of Series C-1.

On October 10, 2017, the Company entered into a Securities Purchase Agreement with four investors who committed $750,000 in cash and $250,000 in bitcoin in exchange for a new class of Series C-1 Convertible Preferred Stock (the “Series C-1”) and Series B Warrants exercisable at $0.135 per share (the “October Financing”). The Series C-1 is initially convertible into shares of the Company’s common stock at an effective price $0.085 per share. Both the Series C-1 and Series B Warrants are subject to adjustment in the event of future sales of the Company’s equity securities or common stock equivalents at a lower price, subject to elimination of the price protection on the Exchange Date (which is defined and described below).

The investors are three institutional investors who were also investors in the Company’s May 2017 Series C financing (the “May Financing”) and the Australian entity which the Company previously announced that it had entered into a non-binding letter of intent to merge with (the “Proposed Merger”); this investor made its $250,000 investment in bitcoin (59.381 BTC). The Proposed Merger is still pending and subject to the same contingencies previously announced. Further, the Company can provide no assurances or guarantees it will be able to consummate the Proposed Merger. The terms of the Series C-1 and the Series B Warrants are essentially identical to the May Financing, except that the May Financing had three types of warrants rather than one. The offering is continuing up to a maximum of $1,500,000 in cash, bitcoin and/or ethereum.

At the closing of the October Financing, the institutional investors agreed to release $100,000 from escrow in order to permit the Company to pay its auditors and other expenses (the “First Closing”). Charles Allen, our Chairman, Chief Executive Officer and Chief Financial Officer and Michal Handerhan our Chief Operating Officer (collectively the “Officers”) did not receive any proceeds from the First Closing towards owed out of pocket expenses of approximately $13,000 and accrued and unpaid salaries of approximately $110,000 associated with the Company’s failure to make payroll since July 1, 2017. If the Company did not file its quarterly report for the period ending June 30, 2017 (the “10-Q”) by October 24th, the remaining $650,000 of cash (which is being held in escrow) and $250,000 of bitcoin (held by the Company) (collectively the “Remaining Funds”) will be returned to the investors; however, one institutional investor has the power to extend this two-week period if it determines the Company is making progress with regard to the 10-Q filing. If the Company files the 10-Q prior to October 24th (as extended) then the escrow agent will release the Remaining Funds to the Company and the Company will have no obligation to return any funds (the “Second Closing”). The Company subsequently received another $100,000 from an institutional investor which was held in escrow until the filing of the 10-Q.

Common Stock Underlying:	First Closing of $100,000	Second Closing of $900,000	Additional investment of up to $500,000
Series C-1	1,176,600	10,588,800	5,882,400
Series B Warrants	1,176,600	10,588,800	5,882,400
Total	2,353,200	21,177,600	11,764,800

The Company and the investors also entered into a letter agreement (the “Side Letter”) which provided for various waivers of certain investor protection provisions within the May Financing and the October Financing in order to permit the Proposed Merger to occur. The following are the key elements of the Side Letter:

●	The investors agreed to eliminate various investor protective provisions from the May Financing. However, the representations and warranties and indemnification provisions in the May Financing Securities Purchase Agreement (the “May SPA”), limitations on the issuance of preferred stock (except in connection with the Proposed Merger) and variable rate financings remain, and the investors’ right of first refusal will expire nine months following the closing of the Proposed Merger.

●	91 Days following the closing of the Proposed Merger (the “Exchange Date”), the Series C and Series C-1 shall each be exchanged for Series B Convertible Preferred Stock (the “Newly Issued Series B”) identical to that issued in March 2017. The Series B is similar to the outstanding common stock, except for its containing a standard 4.99% beneficial ownership blocker.

●	On the Exchange Date, the provision of the May SPA blocking the issuance of preferred stock and precluding the Company from engaging in variable rate transactions expires.

●	All of the provisions of the October Financing Securities Purchase Agreement expire except for the representations and warranties and indemnification provisions.

●	On the Exchange Date, all anti-dilution and price protections for the investors in the May and October Financings expire.

●	Until the Exchange Date, the Company must maintain a 300% share reserve for the common stock issuable under all outstanding Newly Issued Series B, Series C and Series C-1 Preferred Stock or if it fails to do so it must on the Exchange Date issue the affected investors a one-time grant of 20% of the Newly Issued Series B.

●	Beginning on the Exchange Date, for a nine-month period, if the Company fails to meet any of 11 targets, it must issue any affected investors a one-time grant of 20% of the newly issued Series B. These targets include the failure to timely file a Form 10-Q within 15 days after its due date, failure to post XBRL on its website, suspension of trading, delays in delivering common stock upon conversion of Series B or exercise of warrants and any delay in removing restrictive legends.

The issuance of the Series C-1 shares and the Series B Warrants is exempt from the registration requirements of the Securities Act of 1933 pursuant to Section 4(a)(2) and Rule 506(b) of Regulation D thereof. The institutional investors previously invested in securities of the Company, the Australian investor has entered into a non-binding term sheet with respect to the Proposed Merger, the Company did not engage in general solicitation or advertising with regard to the issuance and sale of the securities and has not offered securities to the public in connection with such issuance and sale. Each investor represented that it is an accredited investor and purchased the securities for investment and not with a view to distribution.

In connection with the October Financing, the Officers have both notified the Company that in the event the Company is unable to consummate the Proposed Merger, they intend to terminate their employment and resign as officers and directors of the Company.

On October 24, 2017, upon filing its Form 10-Q for the six months ended June 30, 2017, the $650,000 in cash held in escrow was released to the Company and the Escrow Agent delivered the balance of the Series C-1 shares and Series B Warrants to the four investors who initially invested in the October Financing. In connection with the escrow release, the Company’s obligation to return $250,000 in bitcoin was extinguished. The Company received an additional investment of $100,000 in the October Financing from a new investor who acquired shares of Series C-1 and Series B Warrants, such that a total of $750,000 in cash held in escrow was released to the Company.

Pursuant to a letter agreement entered into by Company and the investors (the “Side Letter”), which provided for various waivers of certain investor protection provisions within the May Financing and the October Financing in order to permit the Proposed Merger to occur, the Series C and Series C-1 shall each be exchanged for Series B Convertible Preferred Stock 91 Days following the closing of the Proposed Merger (the “Exchange Date”). The Series B is similar to the outstanding common stock, except for its containing a standard 4.99% beneficial ownership blocker. All of the provisions of the October Financing Securities Purchase Agreement expire except for the representations and warranties and indemnification provisions.

The following table details the total number of shares of the Company’s common stock potentially issuable as a result of the October Financing.

Common Stock Underlying:	First Closing of $100,000	Second Closing of $1,000,000	Additional investment of up to $400,000
Series C-1	1,176,600	11,765,280	4,705,920
Series B Warrants	1,176,600	11,765,820	4,705,920
Total	2,353,200	23,530,560	9,411,840

Note 17 - Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than disclosed.

On February 28, 2017, the Company issued 4,370 shares of Common Stock in connection with the 60:1 reverse stock split resulting from the rounding up of fractional shares of Common Stock to the whole shares of Common Stock.

On March 9, 2017, the Company completed a securities exchange offer (the “Note Offer”) with its three convertible note holders (the “Note Holders”). Pursuant to the Note Offer the Note Holders agreed to exchange i) $868,897 of 5% Original Issue Discount 10% Senior Convertible Note Due September 16, 2016, originally issued in December 2015 and all accrued interest and liquidated damages owed (collectively the “Senior Notes”), ii) $175,000 of 20% Original Issue Discount Junior Convertible Notes Due December 5, 2016, originally issued in June 2016 and all accrued interest and liquidated damages owed (collectively the “Junior Notes”), iii) $220,002 of 8% Convertible Notes Due June 6, 2017, originally issued in December 2016 and all accrued interest owed (collectively the “Convertible Notes”), and iv) 97,423,579 warrants (the “Senior Warrants”) for 845,631 shares of Series B Convertible Preferred Stock (the “Preferred”).

On March 9, 2017, as a result of the Note Offer becoming effective, a securities exchange offer made to the Company’s January 19, 2015 investors (the “January Offer”) was accepted by certain of those investors (the “January Investors”). Pursuant to the January Offer the January Investors agreed to exchange i) 12,052,344 shares of common stock owed pursuant to the favored nations provision of the January 19, 2015 subscription agreement (the “January Agreement”), and ii) 30,130,861 warrants owed pursuant to the favored nations provision of the January Agreement for 210,919 shares of Preferred.

On March 9, 2017, as a result of the Note Offer becoming effective, a securities exchange offer made to the Company’s April 19, 2015 investors (the “April Offer”) was accepted by certain of those investors (the “April Investors”). Pursuant to the April Offer, the April Investors agreed to exchange i) 20,110,699 shares of Common Stock owed pursuant to the favored nations provision of the April 19, 2015 subscription agreement (the “April Agreement”), and ii) 28,154,980 warrants owed pursuant to the favored nations provision of the April Agreement for 52,311 shares of Preferred.

On March 15, 2017, the Company filed a Certificate of Designation for the Preferred with the Secretary of State of the State of Nevada. The Preferred Certificate of Designation provides authorization for the issuance of 1,108,861 shares of Preferred, par value $0.001.

On March 22, 2017, the Company entered into a Settlement Agreement and Note (the “CSC Agreement”) with CSC Leasing Company (“CSC”) with respect to the equipment lease schedule entered into between CSC and the Company (the “CSC Lease”). Pursuant to the CSC Agreement the Company has agreed to: i) issue CSC 833,333 shares of the Company’s common stock (the “Shares”), and ii) pay CSC $200,000 (the “Cash Payment”).

Between March 15, 2017 and June 5, 2017, the Company issued 24,628,136 shares of Common Stock for the cashless exercise of 37,948,307 warrants.

Between March 28, 2017 and June 8, 2017, the Company issued 32,402,600 shares of Common Stock upon the conversion of 162,013 shares of Series B Convertible Preferred stock.

On April 26, 2017, the Company entered into a Settlement Agreement with RK Equity Advisors, LLC, and Pickwick Capital Partners, LLC (collectively “RKPCP”) pursuant to which the Company terminated the engagement letter with RKPCP including all provisions and any obligations to pay future fees. As consideration for the termination the Company issued Pickwick Capital Partners, LLC 125,000 shares of Common Stock.

On May 25, 2017 the Company raised $1 million in cash from four institutional investors in exchange for the issuance of $1,111,111 of a new class of Series C Convertible Preferred Stock (“Series C”) and three types of warrants as described below. The 79,368 Series C shares are initially convertible into 15,873,600 shares of common stock. The Series C is convertible at $0.7 per share or approximately $0.063 per share after giving effect to the additional $111,111, subject to reduction in the event of future sales of equity securities and common stock equivalents (with customary exemptions) at a lower price. The Company is subject to a number of customary covenants and a restriction on the incurrence of indebtedness for one year. Within 120 days, the Company has agreed to file a registration statement covering the common stock issuable upon exercise of the registrable securities described below. The registration statement will cover 47,302,176 shares of common underlying the Series A Warrants, Additional Warrants, and Bonus Warrants, which warrants are described below:

15,873,600 Series A Warrants exercisable at $0.085 per share, subject to adjustment, over a five-year period;

15,714,288 Additional Warrants exercisable at $0.085 per share, subject to adjustment, over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days;

15,714,288 Bonus Warrants exercisable at $0.17 per share, over a three-year period. The Bonus Warrants are also callable for nominal consideration but the threshold price is more than $0.30 per share.

On May 31, 2017 the holder of the $45,000 Promissory Note agreed to waive all rights they’re entitled to with respect to the default on the Promissory Note for a onetime payment of $54,000 (the “Payment”) which includes principal and accrued interest since January 19, 2015, provided that the Payment is paid on or before June 30, 2017 (the “Payment Deadline”). If the Payment is not made on or before the Payment Deadline then the default interest rate shall be thirty percent per year.